SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 11) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Acquisitions
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Net loss after taxes	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000
Abraxas Corporation
Acquisitions
Net sales				17,000	19,200	19,500	15,000	15,500
Net loss after taxes				$ 500	$ 500	$ 1,300	$ 200	$ 800